21 Derivative financial liability - current	12 Months Ended
Dec. 31, 2019
Derivative Financial Liability - Current
Derivative financial liability - current
21	Derivative financial liability – current

	2019 £’000	2018 £’000	2017 £’000
Equity settled derivative financial liability	–	–	–
At 1 January	–	–	400
Warrants issued	1,148	–	–
Gain recognised in finance income within the consolidated statement of comprehensive income	(484)	–	(400)
At 31 December	664	–	–

Equity settled derivative financial liability is a liability that is not to be settled for cash.

In October 2019 the Group issued 3,150,000 warrants in the ordinary share capital of the company as part of a Registered Direct Offering. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 22. A key input in the valuation of the instrument is the Company share price.

At 31 December 2019 3,150,000 warrants were outstanding.

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in October 2019. The financial liability is valued using the Black-Scholes option pricing model.

At 31 December 2017 a further 8,302 options and 24,465 warrants had lapsed and the share price had fallen to £7.20 which results in a gain of £0.40m on re-measurement which was credited to finance income during 2017.

At 31 December 2018 a further 8,846 options and 38,844 warrants had lapsed and the share price had fallen to £1.20. As the liability had already been reduced to zero there was no movement on re-measurement.

At 31 December 2019 a further 3,332 options and 111,582 warrants had lapsed and the share price had fallen to £0.56. As the liability had already been reduced to zero there was no movement on re-measurement.